Income tax - Disclosure of reconciliation between expense of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax benefit calculated at statutory tax rates	$ (3,488)	$ (3,291)	$ (2,599)
Effect of differences between statutory tax rates and foreign effective tax rates	1,746	4,513	1,999
Non-taxable other income	(348)	(627)	(235)
Non-deductible expenses	4,783	3,202	1,338
Valuation allowance	44	(1,558)	(462)
Outside basis difference	(186)	(400)	(62)
Additional deduction of research and development expenses	(125)	(270)
Others	114	64	68
Income tax expense	$ 2,540	$ 1,633	$ 47